Employee Benefits	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Employee Benefits	Employee benefits
The following table presents a breakdown of employee benefits.

(Euro thousands)	At December 31,
	2021	2020
Italian leaving indemnities (TFR)	9,784	11,596
Other leaving indemnities	15,237	16,073
Post-employment benefits	5,280	590
Other long-term employee benefits	1,362	561
Termination benefits	366	396
Total defined benefit obligations	32,029	29,216
Other long-term payables to employees	10,234	131
Total employee benefits	42,263	29,347
Defined benefit obligations
The following table shows the changes in defined benefit obligations.

(Euro thousands)	2021	2020
At January 1,	29,216	30,573
Changes through statement of profit and loss	14,365	2,591
- of which: Service cost	14,169	2,335
- of which: Financial charges	196	256
Changes through statement of comprehensive income	1,562	(930)
- of which: Actuarial loss/(gain)	563	(523)
- of which: Translation differences	999	(407)
Benefits paid	(13,456)	(2,360)
Change in scope of consolidation and reclassifications to assets held for sale	342	(658)
At December 31,	32,029	29,216
Italian leaving indemnities relate to the Italian employee severance indemnity (“TFR”) obligation required under Italian Law and other leaving indemnities primarily relate to leaving indemnities relating to the Group’s subsidiaries in Spain and China.
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2021			At December 31, 2020
	Italy	Spain	China	Italy	Spain	China
Discount rate	0.183% / 0.757%	0.60 / 0.70%	2.80%	-0.204% / 0.246%	-0.440% / 0.283%	3.05%
Inflation rate	1.50%	1.00%	5.50%	1.50%	0.80%	4.41%
Salary increase rate	1.0% / 2.2%	1.00%	5.50%	0.5% / 2.3%	0.80%	4.41%
In determining the defined benefit obligations of the Group’s Italian companies, the Group used the ISTAT (the Italian National Institute of Statistics) benchmark for the estimated mortality rates in Italy, broken down by age and gender, while for defined benefit obligations of the Group’s non-Italian companies, the Group used the standard mortality rate benchmark for each individual country, broken down by age and gender. Estimated annual staff turnover rates have been calculated based on the individual companies’ data.
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

(Euro thousands)	At December 31, 2021				At December 31, 2020
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(714)	765	(39)	42	(793)	850	(75)	79
Inflation rate	601	(572)	38	(36)	630	(598)	46	(43)
Turn-over rate	1,155	(1,864)	92	(156)	570	(1)	61	(109)
The average duration of the defined benefit obligations for the Italian TFR at the end of the reporting period was 9.0 years (2020: 9.2 years), for leaving indemnities in China was 6.3 years (2020: 6.2 years) and for leaving indemnities in Spain was 7.1 years (2019: 6.6 years).
Post-employment benefits at December 31, 2021 primarily relate to the Group’s CEO.
Other long-term payables to employees
Other long-term payables at December 31, 2021 Euro 8,702 thousand relating to bonuses earned by certain of Zegna’s senior management team (excluding the CEO) which will be paid in 2024.